Schedule of Net increase of gross carrying amount includes the principal issuances net of payments or interest recognized net of payment (Details) - Credit Allowance Changes [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 168,744	$ 44,513
Transfers from Stage 1 to Stage 2	(8,535)	(1,951)
Transfers from Stage 2 to Stage 1	3,279	2,621
Transfers to Stage 3	(11,069)	(2,997)
Transfers from Stage 3	18
Write-offs
Net increase of gross carrying amount	1,020,838	137,483	45,486
Effect of changes in exchange rates (OCI)	(43,753)	(10,925)	(973)
Gross carrying amount at end of the year	1,129,522	168,744	44,513
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	22,634	16,335
Transfers from Stage 1 to Stage 2	8,535	1,951
Transfers from Stage 2 to Stage 1	(3,279)	(2,621)
Transfers to Stage 3	(3,324)	(1,314)
Transfers from Stage 3	160	8
Write-offs
Net increase of gross carrying amount	182,800	12,013	16,692
Effect of changes in exchange rates (OCI)	(7,486)	(3,738)	(357)
Gross carrying amount at end of the year	200,040	22,634	16,335
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	9,526	2,166
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	14,393	4,311
Transfers from Stage 3	(178)	(8)
Write-offs	(14,676)	(4,525)
Net increase of gross carrying amount	56,160	8,123	2,213
Effect of changes in exchange rates (OCI)	(2,437)	(541)	(47)
Gross carrying amount at end of the year	62,788	9,526	2,166
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	200,904	63,014
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(14,676)	(4,525)
Net increase of gross carrying amount	1,259,798	157,619	64,391
Effect of changes in exchange rates (OCI)	(53,676)	(15,204)	(1,377)
Gross carrying amount at end of the year	$ 1,392,350	$ 200,904	$ 63,014